UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07639

T. Rowe Price Equity Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2024

Large-Cap Value Fund

Investor Class (TRLUX)

This annual shareholder report contains important information about Large-Cap Value Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large-Cap Value Fund - Investor Class	$74	0.70%

What drove fund performance during the past 12 months?

  U.S. stocks rose in 2024, buoyed by generally favorable earnings and gains in companies exposed to artificial intelligence. Despite inflation surpassing the Federal Reserve’s 2% target, the central bank began cutting rates in September as the labor market cooled. Stocks rallied after the U.S. elections in November, with investors anticipating corporate profit-supportive policies from President-elect Donald Trump, though volatility rose over concerns about his tariff and tax plans.

  Versus the Russell 1000 Value Index, stock selection and an underweight exposure to materials led contributors to relative performance. International Paper shares fluctuated early on takeover rumors but rose after Andrew Silvernail became chief executive officer in May. Later, investor optimism grew as Silvernail's efficiency and profitability strategy progressed. Shares further advanced after the company cleared some regulatory hurdles for its DS Smith acquisition. Stock choices in consumer staples added value, particularly Wal-Mart.

  In contrast, stock selection in health care detracted substantially from relative performance. Elevance Health shares lagged amid Medicaid margin pressures from eligibility redeterminations. In October, the stock dropped sharply after a worse-than-expected medical loss ratio report. Management also cut guidance, citing ongoing Medicaid challenges and higher near-term utilization expectations. In industrials and business services, stock choices hurt, driven by Stanley Black & Decker.

  The fund is actively managed using a value-oriented approach and aims for long-term capital growth by investing in large-cap stocks that appear undervalued and may be temporarily out of favor. Over the period, we added to our health care and industrials holdings and sold from our information technology position.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Investor Class	Regulatory Benchmark	Strategy Benchmark
5/1/20	10,000	10,000	10,000
6/30/20	10,811	11,100	10,595
9/30/20	11,281	12,122	11,188
12/31/20	13,612	13,901	13,006
3/31/21	15,348	14,784	14,470
6/30/21	16,057	16,002	15,223
9/30/21	16,005	15,986	15,105
12/31/21	17,104	17,469	16,278
3/31/22	17,227	16,547	16,158
6/30/22	15,397	13,783	14,185
9/30/22	14,510	13,168	13,388
12/31/22	16,264	14,113	15,051
3/31/23	16,015	15,127	15,203
6/30/23	16,550	16,395	15,822
9/30/23	16,022	15,862	15,321
12/31/23	17,818	17,777	16,776
3/31/24	19,368	19,558	18,284
6/30/24	19,185	20,187	17,888
9/30/24	20,512	21,444	19,575
12/31/24	19,812	22,009	19,187

202501-4140694, 202502-4108623

F1233-052 2/25

Average Annual Total Returns

	1 Year	Since Inception 5/1/20
Large-Cap Value Fund (Investor Class)	11.19%	15.77%
Russell 3000 Index (Regulatory Benchmark)	23.81	18.41
Russell 1000 Value Index (Strategy Benchmark)	14.37	14.98

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$3,418,145
  Number of Portfolio Holdings82
  Investment Advisory Fees Paid (000s)$18,829
  Portfolio Turnover Rate32.7%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	23.3%
Industrials & Business Services	17.7
Health Care	15.1
Consumer Staples	9.4
Energy	9.1
Information Technology	7.0
Utilities	4.7
Real Estate	4.3
Communication Services	3.6
Other	5.8

Top Ten Holdings (as a % of Net Assets)

Wells Fargo	2.8%
Kenvue	2.6
Fiserv	2.5
Chubb	2.5
Bank of America	2.5
Hartford Financial Services Group	2.3
Charles Schwab	2.2
L3Harris Technologies	2.2
Elevance Health	2.0
Exxon Mobil	2.0

How has the fund changed?

This is a summary of certain material changes to Large-Cap Value Fund. Effective March 1, 2025, the fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities of large-cap companies with value characteristics. The fund’s March 1, 2025 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Large-Cap Value Fund

Investor Class (TRLUX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Large-Cap Value Fund

I Class (TILCX)

This annual shareholder report contains important information about Large-Cap Value Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large-Cap Value Fund - I Class	$59	0.56%

What drove fund performance during the past 12 months?

  U.S. stocks rose in 2024, buoyed by generally favorable earnings and gains in companies exposed to artificial intelligence. Despite inflation surpassing the Federal Reserve’s 2% target, the central bank began cutting rates in September as the labor market cooled. Stocks rallied after the U.S. elections in November, with investors anticipating corporate profit-supportive policies from President-elect Donald Trump, though volatility rose over concerns about his tariff and tax plans.

  Versus the Russell 1000 Value Index, stock selection and an underweight exposure to materials led contributors to relative performance. International Paper shares fluctuated early on takeover rumors but rose after Andrew Silvernail became chief executive officer in May. Later, investor optimism grew as Silvernail's efficiency and profitability strategy progressed. Shares further advanced after the company cleared some regulatory hurdles for its DS Smith acquisition. Stock choices in consumer staples added value, particularly Wal-Mart.

  In contrast, stock selection in health care detracted substantially from relative performance. Elevance Health shares lagged amid Medicaid margin pressures from eligibility redeterminations. In October, the stock dropped sharply after a worse-than-expected medical loss ratio report. Management also cut guidance, citing ongoing Medicaid challenges and higher near-term utilization expectations. In industrials and business services, stock choices hurt, driven by Stanley Black & Decker.

  The fund is actively managed using a value-oriented approach and aims for long-term capital growth by investing in large-cap stocks that appear undervalued and may be temporarily out of favor. Over the period, we added to our health care and industrials holdings and sold from our information technology position.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2024

	I Class	Regulatory Benchmark	Strategy Benchmark
2014	500,000	500,000	500,000
2015	498,544	509,001	496,390
2015	494,175	509,703	496,928
2015	449,029	472,753	455,211
2015	483,414	502,394	480,863
2016	490,879	507,258	488,742
2016	510,185	520,602	511,141
2016	533,094	543,496	528,933
2016	561,746	566,374	564,247
2017	585,587	598,902	582,690
2017	600,321	616,963	590,525
2017	622,019	645,166	608,919
2017	656,269	686,052	641,349
2018	637,743	681,631	623,177
2018	650,094	708,138	630,503
2018	677,321	758,586	666,465
2018	594,925	650,091	588,327
2019	661,899	741,386	658,540
2019	690,560	771,747	683,858
2019	705,644	780,718	693,128
2019	753,725	851,743	744,477
2020	538,421	673,731	545,478
2020	616,249	822,138	623,430
2020	643,362	897,836	658,298
2020	776,528	1,029,653	765,290
2021	875,814	1,095,005	851,423
2021	916,580	1,185,231	895,767
2021	913,950	1,184,025	888,780
2021	976,955	1,293,874	957,839
2022	984,694	1,225,577	950,774
2022	880,209	1,020,892	834,678
2022	829,901	975,313	787,790
2022	930,491	1,045,360	885,639
2023	916,240	1,120,420	894,550
2023	947,675	1,214,388	930,998
2023	917,497	1,174,874	901,533
2023	1,020,660	1,316,703	987,157
2024	1,109,809	1,448,628	1,075,859
2024	1,100,257	1,495,216	1,052,556
2024	1,176,215	1,588,355	1,151,811
2024	1,136,849	1,630,180	1,128,995

202501-4140694, 202502-4108623

F130-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Large-Cap Value Fund (I Class)	11.38%	8.57%	8.56%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
Russell 1000 Value Index (Strategy Benchmark)	14.37	8.68	8.49

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$3,418,145
  Number of Portfolio Holdings82
  Investment Advisory Fees Paid (000s)$18,829
  Portfolio Turnover Rate32.7%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	23.3%
Industrials & Business Services	17.7
Health Care	15.1
Consumer Staples	9.4
Energy	9.1
Information Technology	7.0
Utilities	4.7
Real Estate	4.3
Communication Services	3.6
Other	5.8

Top Ten Holdings (as a % of Net Assets)

Wells Fargo	2.8%
Kenvue	2.6
Fiserv	2.5
Chubb	2.5
Bank of America	2.5
Hartford Financial Services Group	2.3
Charles Schwab	2.2
L3Harris Technologies	2.2
Elevance Health	2.0
Exxon Mobil	2.0

How has the fund changed?

This is a summary of certain material changes to Large-Cap Value Fund. Effective March 1, 2025, the fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities of large-cap companies with value characteristics. The fund’s March 1, 2025 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Large-Cap Value Fund

I Class (TILCX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$23,525	$23,064
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,262,000 and $1,524,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRLUX Large-Cap Value Fund
TILCX Large-Cap Value Fund–
.
I Class

T. ROWE PRICE Large-Cap Value Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
(1)
.. Year ..
.. Ended .
5/1/20
(1)
Through
12/31/20 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 22.42 $ 22.17 $ 27.76 $ 23.61 $ 17.87
Investment activities
Net investment income
(2)(3)
0.42 0.46 0.46 0.42 0.32
Net realized and unrealized
gain/loss 2.13 1.64 (1.82) 5.60 6.13
(4)
Total from investment
activities 2.55 2.10 (1.36) 6.02 6.45
Distributions
Net investment income (0.44) (0.48) (0.50) (0.42) (0.49)
Net realized gain (1.47) (1.37) (3.73) (1.45) (0.22)
Total distributions (1.91) (1.85) (4.23) (1.87) (0.71)
NET ASSET VALUE
End of period $ 23.06 $ 22.42 $ 22.17 $ 27.76 $ 23.61

T. ROWE PRICE Large-Cap Value Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
(1)
.. Year ..
.. Ended .
5/1/20
(1)
Through
12/31/20 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(3)(5)
11.19% 9.55% (4.91)% 25.65% 36.12%
Ratios to average net assets:
(3)
Gross expenses before
waivers/payments by Price
Associates 0.79% 0.82% 0.82% 0.73% 0.80%
(6)
Net expenses after
waivers/payments by Price
Associates 0.70% 0.70% 0.70% 0.70% 0.70%
(6)
Net investment income 1.74% 2.07% 1.75% 1.48% 2.23%
(6)
Portfolio turnover rate 32.7% 28.2% 33.3% 24.4% 31.5%
Net assets, end of period (in
thousands) $121,481 $84,727 $84,662 $80,981 $11,571
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE Large-Cap Value Fund
Financial Highlights

For a share outstanding throughout each period
I Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 22.44 $ 22.20 $ 27.77 $ 23.62 $ 23.63
Investment activities
Net investment income
(1)(2)
0.44 0.49 0.49 0.43 0.49
Net realized and unrealized
gain/loss 2.16 1.64 (1.81) 5.63 0.22
(3)
Total from investment
activities 2.60 2.13 (1.32) 6.06 0.71
Distributions
Net investment income (0.46) (0.52) (0.52) (0.46) (0.50)
Net realized gain (1.47) (1.37) (3.73) (1.45) (0.22)
Total distributions (1.93) (1.89) (4.25) (1.91) (0.72)
NET ASSET VALUE
End of period $ 23.11 $ 22.44 $ 22.20 $ 27.77 $ 23.62

T. ROWE PRICE Large-Cap Value Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(4)
11.38% 9.69% (4.76)% 25.81% 3.03%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.56% 0.57% 0.56% 0.55% 0.57%
Net expenses after
waivers/payments by Price
Associates 0.56% 0.57% 0.56% 0.55% 0.57%
Net investment income 1.82% 2.20% 1.86% 1.58% 2.36%
Portfolio turnover rate 32.7% 28.2% 33.3% 24.4% 31.5%
Net assets, end of period (in
millions) $3,297 $3,266 $3,267 $3,856 $3,278
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Large-Cap Value Fund
December 31, 2024

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  98.9%
COMMUNICATION SERVICES  3.6%
Entertainment  1.2%
Walt Disney  372,759 41,507
41,507
Media  2.4%
Comcast, Class A  924,331 34,690
News, Class A  1,709,407 47,077
81,767
Total Communication Services 123,274
CONSUMER DISCRETIONARY  2.0%
Hotels, Restaurants & Leisure  1.2%
Las Vegas Sands  821,060 42,170
42,170
Specialty Retail  0.8%
Home Depot  73,200 28,474
28,474
Total Consumer Discretionary 70,644
CONSUMER STAPLES  9.4%
Beverages  0.7%
Coca-Cola  381,190 23,733
23,733
Consumer Staples Distribution & Retail  1.4%
Walmart  526,702 47,588
47,588
Food Products  0.7%
Conagra Brands  842,187 23,371
23,371
Household Products  2.4%
Colgate-Palmolive  362,541 32,959
Kimberly-Clark  374,038 49,014
81,973
Personal Care Products  2.6%
Kenvue  4,110,076 87,750
87,750

T. ROWE PRICE Large-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Tobacco  1.6%
Philip Morris International  454,905 54,748
54,748
Total Consumer Staples 319,163
ENERGY  9.1%
Energy Equipment & Services  0.8%
Schlumberger  670,600 25,711
25,711
Oil, Gas & Consumable Fuels  8.3%
ConocoPhillips  667,965 66,242
EOG Resources  198,800 24,369
EQT  943,034 43,483
Exxon Mobil  623,167 67,034
Suncor Energy  914,600 32,633
TotalEnergies, ADR (1) 535,229 29,170
Williams  400,797 21,691
284,622
Total Energy 310,333
FINANCIALS  23.3%
Banks  9.7%
Bank of America  1,931,821 84,904
Citigroup  736,500 51,842
Fifth Third Bancorp  534,304 22,590
Huntington Bancshares  2,375,896 38,656
U.S. Bancorp  753,483 36,039
Wells Fargo  1,365,001 95,878
329,909
Capital Markets  2.2%
Charles Schwab  993,000 73,492
73,492
Financial Services  4.0%
Equitable Holdings  1,121,319 52,893
Fiserv (2) 415,610 85,374
138,267
Insurance  7.4%
American International Group  615,181 44,785
Chubb  308,374 85,204
Hartford Financial Services Group  703,559 76,969

T. ROWE PRICE Large-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
MetLife  570,100 46,680
253,638
Total Financials 795,306
HEALTH CARE  15.1%
Biotechnology  0.3%
Biogen (2) 67,300 10,291
10,291
Health Care Equipment & Supplies  4.5%
Baxter International  1,006,100 29,338
Becton Dickinson & Company  285,087 64,678
Zimmer Biomet Holdings  562,327 59,398
153,414
Health Care Providers & Services  5.2%
Cigna Group  61,024 16,851
CVS Health  636,093 28,554
Elevance Health  189,336 69,846
UnitedHealth Group  126,202 63,841
179,092
Life Sciences Tools & Services  1.5%
Thermo Fisher Scientific  100,500 52,283
52,283
Pharmaceuticals  3.6%
AstraZeneca, ADR  304,200 19,931
Johnson & Johnson  384,113 55,551
Sanofi, ADR  501,800 24,202
Viatris  1,923,400 23,946
123,630
Total Health Care 518,710
INDUSTRIALS & BUSINESS SERVICES  17.7%
Aerospace & Defense  4.2%
Boeing (2) 114,398 20,248
General Electric  294,223 49,074
L3Harris Technologies  349,106 73,410
142,732
Air Freight & Logistics  1.7%
United Parcel Service, Class B  446,258 56,273
56,273
Electrical Equipment  1.6%
GE Vernova  48,255 15,873

T. ROWE PRICE Large-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Rockwell Automation  140,500 40,153
56,026
Ground Transportation  2.8%
Norfolk Southern  242,483 56,911
Union Pacific  163,827 37,359
94,270
Industrial Conglomerates  1.8%
Honeywell International  153,300 34,629
Siemens (EUR)  144,868 28,248
62,877
Machinery  4.9%
AGCO  343,400 32,101
Cummins  157,076 54,757
Fortive  352,400 26,430
Stanley Black & Decker  673,000 54,035
167,323
Passenger Airlines  0.7%
Southwest Airlines  689,839 23,192
23,192
Total Industrials & Business Services 602,693
INFORMATION TECHNOLOGY  7.0%
Electronic Equipment, Instruments & Components  1.1%
TE Connectivity  257,200 36,772
36,772
IT Services  1.4%
Accenture, Class A  131,827 46,375
46,375
Semiconductors & Semiconductor Equipment  2.3%
Intel  631,700 12,666
QUALCOMM  261,341 40,147
Texas Instruments  134,953 25,305
78,118
Software  1.1%
Adobe (2) 19,100 8,493
Microsoft  71,326 30,064
38,557
Technology Hardware, Storage & Peripherals  1.1%
Samsung Electronics (KRW)  651,084 23,235

T. ROWE PRICE Large-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Western Digital (2) 251,800 15,015
38,250
Total Information Technology 238,072
MATERIALS  2.7%
Chemicals  1.4%
CF Industries Holdings  348,591 29,742
RPM International  154,910 19,063
48,805
Containers & Packaging  1.3%
International Paper  843,605 45,403
45,403
Total Materials 94,208
REAL ESTATE  4.3%
Industrial Real Estate Investment Trusts  0.9%
Rexford Industrial Realty, REIT  758,093 29,308
29,308
Residential Real Estate Investment Trusts  1.8%
AvalonBay Communities, REIT  274,133 60,301
60,301
Specialized Real Estate Investment Trusts  1.6%
Weyerhaeuser, REIT  1,983,555 55,837
55,837
Total Real Estate 145,446
UTILITIES  4.7%
Electric Utilities  1.4%
Southern  586,505 48,281
48,281
Multi-Utilities  3.3%
Ameren  651,081 58,038
Dominion Energy  284,168 15,305
Sempra  453,765 39,804
113,147
Total Utilities 161,428
Total Common Stocks (Cost $2,657,423) 3,379,277

T. ROWE PRICE Large-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS  0.9%
Money Market Funds  0.9%
T. Rowe Price Government Reserve Fund, 4.53% (3)(4) 31,509,366 31,509
Total Short-Term Investments (Cost $31,509) 31,509
SECURITIES LENDING COLLATERAL  0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 4.53% (3)(4) 15,381,314 15,381
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 15,381
Total Securities Lending Collateral (Cost $15,381) 15,381
Total Investments in Securities
100.2% of Net Assets
(Cost $2,704,313) $ 3,426,167
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) See Note 4. All or a portion of this security is on loan at December 31, 2024.
(2) Non-income producing
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
KRW South Korean Won
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Large-Cap Value Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.53% $ — $ — $ 2,501++
Totals $ —# $ — $ 2,501+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
12/31/24
T. Rowe Price Government
Reserve Fund, 4.53% $ 137,186  ¤  ¤ $ 46,890
Total $ 46,890^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $2,501 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $46,890.

T. ROWE PRICE Large-Cap Value Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $2,704,313) $ 3,426,167
Receivable for investment securities sold 12,052
Dividends receivable 5,249
Receivable for shares sold 3,742
Other assets 828
Total assets 3,448,038
Liabilities
Obligation to return securities lending collateral 15,381
Payable for investment securities purchased 11,886
Investment management fees payable 1,621
Payable for shares redeemed 864
Due to affiliates 24
Payable to directors 3
Other liabilities 114
Total liabilities 29,893
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 3,418,145

T. ROWE PRICE Large-Cap Value Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 745,542
Paid-in capital applicable to 147,909,405 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares of the Corporation authorized 2,672,603
NET ASSETS $ 3,418,145
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $121,481; Shares outstanding: 5,266,942) $ 23.06
I Class
(Net assets: $3,296,664; Shares outstanding:
142,642,463) $ 23.11

T. ROWE PRICE Large-Cap Value Fund
Statement of Operations

($000s)
Year
Ended
12/31/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $1,092) $ 82,502
Securities lending 283
.
  Interest 6
Other 7
Total income 82,798
Expenses
Investment management 18,930
Shareholder servicing
Investor Class $ 241
I Class 48 289
Prospectus and shareholder reports
Investor Class 20
I Class 99 119
Custody and accounting 269
Registration 67
Legal and audit 29
Directors 13
Miscellaneous 65
Waived / paid by Price Associates (101)
Total expenses 19,680
Net investment income 63,118

T. ROWE PRICE Large-Cap Value Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 278,347
Futures 1,627
Foreign currency transactions (73)
Net realized gain 279,901
Change in net unrealized gain / loss
Securities 29,618
Other assets and liabilities denominated in foreign currencies (10)
Change in net unrealized gain / loss 29,608
Net realized and unrealized gain / loss 309,509
INCREASE IN NET ASSETS FROM OPERATIONS $ 372,627

T. ROWE PRICE Large-Cap Value Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 63,118 $ 71,334
Net realized gain 279,901 144,632
Change in net unrealized gain / loss 29,608 85,158
Increase in net assets from operations 372,627 301,124
Distributions to shareholders
Net earnings
Investor Class (9,304) (6,521)
I Class (254,200) (253,554)
Decrease in net assets from distributions (263,504) (260,075)
Capital share transactions
*
Shares sold
Investor Class 86,940 46,317
I Class 414,129 318,743
Distributions reinvested
Investor Class 9,255 6,421
I Class 252,641 251,805
Shares redeemed
Investor Class (62,055) (53,180)
I Class (743,016) (611,617)
Decrease in net assets from capital share
transactions (42,106) (41,511)
Net Assets
Increase (decrease) during period 67,017 (462)
Beginning of period 3,351,128 3,351,590
End of period $ 3,418,145 $ 3,351,128
*Share information (000s)
Shares sold
Investor Class 3,650 2,048
I Class 17,451 14,300
Distributions reinvested
Investor Class 393 290
I Class 10,719 11,368
Shares redeemed
Investor Class (2,555) (2,378)
I Class (31,112) (27,261)
Decrease in shares outstanding (1,454) (1,633)

T. ROWE PRICE Large-Cap Value Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Equity Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Large-Cap Value
Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective. The fund has two classes of shares: the Large-Cap
Value Fund (Investor Class) and the Large-Cap Value Fund–I Class (I Class).
I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair

T. ROWE PRICE Large-Cap Value Fund

market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective

T. ROWE PRICE Large-Cap Value Fund

for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Large-Cap Value Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Large-Cap Value Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2024
(for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 3,327,794 $ 51,483 $ — $ 3,379,277
Short-Term Investments 31,509 — — 31,509
Securities Lending Collateral 15,381 — — 15,381
Total $ 3,374,684 $ 51,483 $ — $ 3,426,167

T. ROWE PRICE Large-Cap Value Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. As of December 31,
2024, the fund held no derivative instruments.
The amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ 1,627
Total $ 1,627

T. ROWE PRICE Large-Cap Value Fund

Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rates, security prices, and foreign currencies; as an efficient means of adjusting exposure to all or part of a target market; or as a cash management tool. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying
Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the year ended
December 31, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to

T. ROWE PRICE Large-Cap Value Fund

changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
December 31, 2024, the value of loaned securities was $15,036,000; the value of cash collateral and related investments was $15,381,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $1,122,317,000 and
$1,338,203,000, respectively, for the year ended December 31, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.

T. ROWE PRICE Large-Cap Value Fund

The tax character of distributions paid for the periods presented was as follows:
At December 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2024, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales.
($000s)
December 31,
2024
December 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 62,559 $ 80,951
Long-term capital gain 200,945 179,124
Total distributions $ 263,504 $ 260,075
($000s)
Cost of investments $ 2,729,681
Unrealized appreciation $ 799,438
Unrealized depreciation (102,964)
Net unrealized appreciation (depreciation) $ 696,474
($000s)
Undistributed ordinary income $ 486
Undistributed long-term capital gain 48,582
Net unrealized appreciation (depreciation) 696,474
Total distributable earnings (loss) $ 745,542

T. ROWE PRICE Large-Cap Value Fund

NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee that is the lesser of (1)
0.55% of the fund’s average daily net assets, and (2) a combined fee that consists of two components – an individual fund fee and a group fee. The individual fund fee is equal to 0.26% of the fund’s average daily net assets.
The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to
0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. The fee is computed daily and paid monthly. At December 31, 2024, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and

T. ROWE PRICE Large-Cap Value Fund

brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2024 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $308,000 remain subject to repayment by the fund at December 31, 2024. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.

T. ROWE PRICE Large-Cap Value Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended December 31,
2024, expenses incurred pursuant to these service agreements were $116,000 for Price Associates; $162,000 for T. Rowe Price Services, Inc.; and $62,000 for
T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
As of December 31, 2024, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 1,968,587 shares of the I Class, representing 1% of the
I Class's net assets.
Investor
Class I Class
Expense limitation/I Class Limit 0.70% 0.05%
Expense limitation date 04/30/26 04/30/26
(Waived)/repaid during the period ($000s) $(101) $—

T. ROWE PRICE Large-Cap Value Fund

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - INTERFUND LENDING PROGRAM
Price Associates has developed and manages an interfund lending program that provides temporary liquidity to the T. Rowe Price-sponsored mutual funds.
The program permits the borrowing and lending of cash between the fund and other T. Rowe Price-sponsored mutual funds at rates beneficial to both the

T. ROWE PRICE Large-Cap Value Fund

borrowing and lending funds. Pursuant to program guidelines, the fund may lend up to 15% of its net assets, and no more than 5% of its net assets may be lent to any one borrower. Loans totaling 10% or more of a borrowing fund’s total assets require collateralization at 102% of the value of the loan; loans of less than 10% are unsecured. During the year ended December 31, 2024, the fund earned $2,000 in interest income related to loans made to other funds on one day in the average amount of $10,300,000 and at an average annual rate of 6.92%. At December 31, 2024, there were no loans outstanding.
NOTE 10 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Large-Cap Value Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Equity Funds, Inc. and
Shareholders of T. Rowe Price Large-Cap Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Large-Cap Value Fund (one of the funds constituting T. Rowe Price Equity Funds, Inc., referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the periods indicated
therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Large-Cap Value Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Large-Cap Value Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $200,945,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $75,314,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $68,590,000 of the fund's income qualifies for the dividends-received deduction.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F1233-050 2/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2) Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date   February 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date   February 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date   February 18, 2025